COMMITMENTS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2029
Lease payments	$ 460	$ 449
Lease office space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	42
Lease office space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 498
Lease factory space [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2027
Lease factory space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 17
Lease factory space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 202